Operating expenses - Additional Information (Details) € in Thousands	6 Months Ended
	Jun. 30, 2022 EUR (€) employee	Jun. 30, 2021 EUR (€) employee
Analysis of income and expense [abstract]
Personnel expenses other than share-based compensation | €	€ 11,895	€ 11,400
Number of employees | employee	213	212